Interest in joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [line items]
Summary of Principal Joint Ventures

	2020	2019
	RMB million	RMB million
Share of net assets	3,225	3,124

All the Group’s joint ventures are unlisted without quoted market price. The particulars of the Group’s principal joint ventures as at December 31, 2020 are as follows:

			Proportion of ownership interest held by
	Place of establishment/ operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Guangzhou Aircraft Maintenance Engineering Co., Ltd. (“GAMECO”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services
MTU Maintenance Zhuhai Co. Ltd. (“MTU”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services

Aggregated individually immaterial joint ventures [member]
Disclosure of joint ventures [line items]
Summarized Financial Information
The Group has interest in a number of individually immaterial joint ventures that are accounted for using the equity method. The aggregate financial information of these joint ventures is summarized as follows:

	2020	2019	2018
	RMB million	RMB million	RMB million
Aggregate carrying amount of individually immaterial joint ventures	3,225	3,124	2,812
Aggregate amounts of the Group’s share of:
Profit from continuing operations and total comprehensive income	309	365	200